Interbank Borrowings	12 Months Ended
Dec. 31, 2022
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Interbank Borrowings

Note 19 – Interbank Borrowings

a)	As of December 31, 2022 and 2021, interbank borrowings are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Loans obtained from local financial institutions
Chilean Central Bank (1)	3,007,284	3,007,242
Banks in the country	35,085	—
Subtotals	3,042,369	3,007,242
Loans obtained from foreign financial institutions
Banco Caja Social	—	58,893
Banco Itaú Paraguay S.A.	—	8,450
Banco de crédito e inversiones	24,438	—
Banco Latinoamericano de Exportación (BLADEX)	72,167	62,891
Banco República	—	330
Bancoldex S.A. (Colombia)	16,619	22,037
Bank of America, N.A.	148,266	79,744
Bank of Montreal	141,063	158,526
Bank of New York	50,337	42,204
Bank of Nova Scotia	106,862	141,455
BBVA Asset Management Continental S.A. (Perú)	—	44,987
BNP Paribas	131,794	118,551
Citibank N.A.	123,494	42,204
Cobank C.B.	53,469	51,603
Commerzbank A.G.	110,572	15
Corporación Andina de Fomento	—	84,408
Credicorp Capital SASAF	—	96,775
Deutsche Bank A.G.	90,155	84,177
Findeter S.A. Financiera del Desarrollo Territorial	47,906	55,505
IFC Corporación Financiera Internacional	—	88,080
La Caixa	71,476	17,942
Mizuho Corporate Bank	17,086	—
Scotia Fondos Sociedad Administradora de Fondos S.A.	—	14,408
Standard Chartered Bank	64,073	—
Sumitomo Mitsui Banking Corporation	185,465	368,250
Unicredit Bank	—	16,638
Wells Fargo Bank, N.A.	171,313	202,629
Zuercher Kantonalbank	7,942	—
Others	51,457	50,479
Subtotals	1,685,954	1,911,181
Totals	4,728,323	4,918,423

(1)    Corresponds to funds obtained through the new Conditional Funding Facility (FCIC) and the Liquidity Credit Line (LCL), granted by the Central Bank of Chile (BCCh) in response to the financials needs generated by the spread of the COVID-19 virus. Funds obtained through FCIC are guaranteed by high credit quality loans and / or bonds issued by the BCCh and have automatic and successively monthly renewal maturities, with a maximum term of 4 years from March 30, 2020 until March 30, 2024. On January 31, 2022, the Central Bank established an optional mecanisim in order to incorporate LCL into the FCIC. The bank consolidate both instruments into FCIC extending its maturity for an additional two years.